Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001381197
Registrant Name	Interactive Brokers Group, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES